Long-Term Investments	12 Months Ended
Jun. 30, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
7.	LONG-TERM INVESTMENTS

Long-term investments are investment in equity securities.

In October 2024, the Group subscribed for US$4,900,000 (equivalent to 4.9% of total limited partnership interests) in AK Global Investment Limited Partnership Fund (“AK Global”), which is structured under Hong Kong’s Limited Partnership Fund Ordinance and is primarily designed to achieve capital appreciation. The fund primarily invests in privately placed bonds without quotation in public markets. The investment was made in the form of limited partnership interests in AK Global. The investment is subject to a ten-year lock-up period; however, early redemption may be permitted upon presentation of a bona fide commercial rationale and with the approval of the director of the fund.

Between September 2024 and November 2024, the Group invested a total of US$15,100,000 in Matrix Investment 2 SP (“Matrix”), which is incorporated as a segregated portfolio fund and focus on achieving positive investment returns through diversified investments in asset classes including low-risk bonds and Exchange Traded Funds (“ETF”). The investment was made in the form of Class A participating shares of Matrix. The investment is subject to a ten-year lock-up period; however, early redemption may be permitted upon presentation of a bona fide commercial rationale and with the approval of the fund manager.

Both investments are accounted for as equity securities in accordance with ASC 321. Neither of the investments have a readily determinable fair value, and qualify for the NAV practical expedient. Therefore, the Group applies NAV to measure the fair value of equity securities in accordance with ASC 820. There is no indication that both investments are probable of being sold at amounts different from NAV per share. For the year ended June 30, 2025, fair value changes recognized for equity investments measured using NAV practical expedient were US$336,325.